Other accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other accounts receivable, net
Credit cards	$ 96,646	$ 191,322	$ 253,374
Benefits from suppliers	68,946
Other accounts receivable	101,487	117,582	26,236
Other points of sales	71,054	54,719	23,867
Affinity credit card	55,172	40,517	8,950
Cargo clients	41,408	34,655	29,901
Travel agencies and insurance commissions	39,806	27,925	20,477
Marketing services receivable	7,999	13,435	11,070
Airport services	9,991	5,898	9,479
Employees	27,274	8,878	7,551
Insurance claims		1,345	55,815
Other current accounts receivable, gross	519,783	496,276	446,720
Allowance for credit losses	(11,304)	(17,809)	(19,317)	$ (24,612)
Other accounts receivable, net	$ 508,479	$ 478,467	$ 427,403